Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

2. PROPERTY AND EQUIPMENT

Below are costs and related accumulated depreciation and amortization of major classes of property, in thousands.

	September 24, 2014	December 25, 2013
Land	$12,323	$13,186
Buildings and improvements	86,985	78,181
Other property and equipment	48,813	46,079
Construction in progress	5,449	815
	153,570	138,261
Less: accumulated depreciation and amortization	(73,764)	(69,620)
	$79,806	$68,641

Depreciation expense was $2.9 million and $2.6 million and $8.3 million and $7.6 million for the thirteen and thirty-nine weeks ended September 24, 2014, and September 25, 2013, respectively. The gross value of assets under capital leases was $1.8 million at September 24, 2014, and $1.9 million at December 25, 2013, and corresponding accumulated depreciation was $1.7 million for both periods. For the thirteen weeks ended September 24, 2014, capital expenditures totaled $8.6 million, including $2.2 million for restaurant remodeling, $5.0 million for new restaurant expenditures, and $1.4 million for other corporate capital requirements. For the thirty-nine weeks ended September 24, 2014, capital expenditures totaled $19.0 million, including $7.6 million for restaurant remodeling, $8.1 million for new restaurant expenditures, and $3.3 million for other corporate capital requirements.

3. PROPERTY AND EQUIPMENT

The costs and related accumulated depreciation and amortization of major classes of property are as follows (in thousands):

	December 25, 2013	December 26, 2012
Land	$13,186	$13,186
Buildings and improvements	78,181	71,468
Other property and equipment	46,079	42,868
Construction in progress	815	690
	138,261	128,212
Less: accumulated depreciation and amortization	(69,620)	(63,404)
	$68,641	$64,808

Depreciation expense was $10.2 million and $9.5 million for the years ended December 25, 2013 and December 26, 2012, respectively. Gross value of assets under capital leases was $1,884,000 and $1,937,000 at December 25, 2013 and December 26, 2012, respectively. Accumulated depreciation expense for assets under capital leases was $1,703,000 and $1,693,000 for the years ended December 25, 2013 and December 26, 2012, respectively. For the year ended December 25, 2013, capital expenditures related to restaurant remodeling and new restaurant expenditures totaled $11.3 million, which consisted of $9.0 million and $2.3 million, respectively.